Risks arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of Financial Assets
Set out below is an overview of financial assets
1
held by the company at
year-end
:

Million US dollar	31 December 2019	31 December 2018
Debt instruments at amortized cost
Trade and other receivables	5 444	6 298
Debt instruments at fair value through OCI
Unquoted debt	25	24
Debt instruments at fair value through profit or loss
Quoted debt	91	87
Equity instruments at fair value through OCI
Unquoted companies	85	84
Financial assets at fair value through profit or loss
Derivatives not designated in hedge accounting relationships:
Equity swaps	17	—
Interest rate swaps	18	9
Cross currency interest rate swaps	157	32
Other derivatives	—	20
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	112	191
Foreign currency futures	7	—
Commodities	52	54

	6 009	6 799
Of which:
Non-current	883	1 068
Current	5 126	5 731

1	Cash and short term deposits are not included in this overview.

Disclosure of Financial Liabilities
Set out below is an overview of financial liabilities held by the company at year-end:

Million US dollar	31 December 2019	31 December 2018 restated
Financial liabilities at fair value through profit or loss
Derivatives not designated in hedge accounting relationships:
Equity swaps	3 146	4 816
Cross currency interest rate swaps	140	387
Other derivatives	156	456
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	435	132
Cross currency interest rate swaps	35	103
Interest rate swaps	4	56
Commodities	97	273
Equity swaps	31	61
Other derivatives	107	56
Financial liabilities at amortized cost
Trade and other payables	21 189	20 658
Non-current interest-bearing loans and borrowings:
Secured bank loans	71	109
Unsecured bank loans	50	86
Unsecured bond issues	95 674	105 170
Unsecured other loans	77	57
Lease liabilities	1 692	1 575
Current interest-bearing loans and borrowings:
Secured bank loans	790	370
Unsecured bank loans	135	22
Unsecured bond issues	2 532	2 626
Unsecured other loans	20	14
Commercial paper	1 599	1 142
Bank overdrafts	68	114
Lease liabilities	333	410

	128 381	138 693
Of which:
Non-current	99 684	109 385
Current	28 696	29 308

Summary of Notional Amounts of Derivatives Outstanding at Year-end by Maturity Bucket
The table below provides an overview of the notional amounts of derivatives outstanding at year-end
by maturity bucket.

	31 December 2019					31 December 2018
Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years
Foreign currency
Forward exchange contracts	21 216	36	—	—	—	11 423	190	—	—	—
Foreign currency futures	1 359	723	—	—	—	648	—	—	—	—
Interest rate
Interest rate swaps	750	—	1 500	1 000	—	2 250	750	28	1 873	36
Cross currency interest rate swaps	15	513	5 445	500	668	1 807	51	16	6 464	681
Other interest rate derivatives	—	—	—	—	565	4	—	—	—	565
Commodities
Aluminum swaps	1 411	22	—	—	—	1 597	73	—	—	—
Other commodity derivatives	771	20	—	—	—	1 241	32	—	—	—
Equity
Equity derivatives	11 638	—	—	—	—	11 347	—	—	—	—

Summary of Foreign Exchange Risk on Operating Activities	The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2019			31 December 2018
Million US dollar	Total exposure	Total hedges	Open position	Total exposure	Total hedges	Open position
Euro/Canadian dollar	(52)	39	(13)	(39)	39	—
Euro/Mexican peso	(151)	156	5	(187)	182	(5)
Euro/Pound sterling	(126)	124	(2)	(239)	213	(26)
Euro/South African rand	(99)	95	(4)	(90)	52	(38)
Euro/South Korean won	(49)	46	(3)	(51)	59	8
Euro/US dollar	(409)	337	(72)	(415)	404	(11)
Mexican peso/Chinese yuan	—	—	—	(216)	199	(17)
Mexican peso/Euro	(178)	161	(17)	(300)	301	1
Pound sterling/Euro	(39)	40	1	(34)	34	—
US dollar/Argentinian peso	(531)	510	(21)	(573)	484	(89)
US dollar/Australian dollar	(216)	204	(12)	(209)	209	—
US dollar/Bolivian boliviano	(69)	70	1	(76)	76	—
US dollar/Brazilian real	(1 443)	1 447	4	(1 303)	1 223	(80)
US dollar/Canadian dollar	(287)	295	8	(362)	286	(76)
US dollar/Chilean peso	(109)	102	(7)	(156)	155	1
US dollar/Chinese yuan	(230)	191	(39)	(201)	249	48
US dollar/Colombian peso	(278)	272	(6)	(287)	219	(68)
US dollar/Euro	(108)	113	5	(80)	78	(2)
US dollar/Mexican peso	(1 105)	903	(202)	(1 151)	1 082	(69)
US dollar/Paraguayan guarani	(124)	130	6	(177)	166	(11)
US dollar/Peruvian nuevo sol	(243)	205	(38)	(157)	149	(8)
US dollar/South African rand	(28)	31	3	(80)	83	3
US dollar/South Korean won	(88)	99	11	(114)	128	14
US dollar/Uruguayan peso	(41)	41	—	(40)	41	1
Others	(317)	250	(67)	(321)	264	(57)

Summary of Currency Transactional Risk	AB InBev estimated the reasonably possible change of exchange rate, on the basis of the average volatility on the open currency pairs, as follows:

	2019
	Closing rate 31 December 2019	Possible closing rate 1	Volatility of rates in %
Euro/Mexican peso	21.17	19.28 - 23.06	8.92%
Euro/Pound sterling	0.85	0.79 - 0.91	7.35%
Euro/South Korean won	1 297.02	1 216.94 - 1 377.10	6.17%
Euro/US dollar	1.12	1.07 - 1.18	4.69%
Pound sterling/US dollar	1.32	1.21 - 1.43	8.08%
US dollar/Australian dollar	1.42	1.33 - 1.52	6.70%
US dollar/Chinese yuan	6.96	6.62 - 7.30	4.86%
US dollar/Colombian peso	3 272.63	2 935.33 - 3 609.92	10.31%
US dollar/Euro	0.89	0.85 - 0.93	4.69%
US dollar/Mexican peso	18.85	17.25 - 20.44	8.48%
US dollar/Nigerian naira	362.59	350.58 - 374.60	3.31%
US dollar/Peruvian nuevo sol	3.32	3.17 - 3.47	4.50%
US dollar/South African rand	14.04	12.26 - 15.83	12.74%
US dollar/South Korean won	1 154.55	1 064.67 - 1 244.42	7.78%
US dollar/Tanzanian shilling	2 300.14	2 186.57 - 2 413.71	4.94%
US dollar/Zambian kwacha	14.02	11.24 - 16.81	19.85%

	2018
	Closing rate 31 December 2018	Possible closing rate 2	Volatility of rates in %
Euro/Mexican peso	22.54	19.21 - 25.86	14.75%
Euro/Pound sterling	0.89	0.84 - 0.95	6.03%
Euro/South Korean won	1 277.14	1 181.98 - 1 372.3	7.45%
Euro/US dollar	1.15	1.06 - 1.23	7.32%
Pound sterling/US dollar	1.28	1.17 - 1.39	8.45%
US dollar/Australian dollar	1.42	1.30 - 1.54	8.50%
US dollar/Chinese yuan	6.88	6.57 - 7.18	4.45%
US dollar/Colombian peso	3 246.70	2 868.9 - 3 624.5	11.64%
US dollar/Euro	0.87	0.81 - 0.94	7.32%
US dollar/Mexican peso	19.68	17.12 - 22.24	13.00%
US dollar/Nigerian naira	362.54	354.9 - 370.18	2.11%
US dollar/Peruvian nuevo sol	3.37	3.24 - 3.50	3.90%
US dollar/South African rand	14.37	11.96 - 16.79	16.82%
US dollar/South Korean won	1 115.40	1 029.1 - 1 201.71	7.74%
US dollar/Tanzanian shilling	2 298.32	2 211.95 - 2 384.69	3.76%
US dollar/Zambian kwacha	11.88	10.28 - 13.47	13.41%

Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures
Foreign exchange results recognized on unhedged and hedged exposures are as follows:

Million US dollar	2019	2018 restated	2017 restated
Cash flow hedges	—	—	(12)
Economic hedges	6	(210)	(49)
Other results—not hedged	(186)	230	(242)

	(180)	19	304

Summary of Effective Interest Rates at Balance Sheet
The table below reflects the effective interest rates of interest-bearing financial liabilities at balance sheet date as well as the currency in which the debt is denominated.

31 December 2019	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	1.87%	210	1.87%	210
Brazilian real	9.33%	43	9.33%	43
Euro	0.08%	4 214	0.08%	4 214
US dollar	2.36%	1 749	2.85%	4 269
Other	9.82%	225	4.46%	954

		6 441		9 690
Fixed rate
Australian dollar	3.71%	1 647	3.71%	1 647
Brazilian real	9.00%	544	9.00%	544
Canadian dollar	3.16%	2 055	3.16%	2 055
Euro	1.82%	25 346	1.82%	29 338
Pound sterling	3.82%	4 373	3.79%	3 713
South Korean won	3.37%	15	2.46%	1 015
US dollar	4.83%	62 205	5.02%	54 551
Other	7.31%	416	6.95%	489

		96 601		93 352

31 December 2018	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar Restated	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	2.95%	214	2.95%	214
Brazilian real	9.13%	61	6.86%	133
Canadian dollar	3.66%	190	3.38%	206
Euro	0.24%	3 138	0.24%	3 138
US dollar	1.94%	1 399	2.21%	2 638
Other	7.19%	709	7.19%	709

		5 711		7 038
Fixed rate
Australian dollar	3.22%	1 951	3.22%	1 951
Brazilian real	11.51%	525	12.13%	453
Canadian dollar	3.23%	1 942	3.23%	1 942
Euro	1.80%	28 217	1.65%	36 044
Pound sterling	3.82%	4 218	3.79%	3 586
South Korean won	—	—	2.45%	1 000
US dollar	4.28%	68 820	4.66%	59 370
Other	8.43%	311	8.43%	311

		105 984		104 656

Summary of Floating Rate Debt after Hedging	The company estimated that the reasonably possible change of the market interest rates applicable to its floating rate debt after hedging is as follows:

	2019
	Interest rate 31 December 2019 1	Possible interest rate 2	Volatility of rates in %
Brazilian real	4.42%	3.32% - 5.52%	24.88%
Euro	—	—	6.43%
US dollar	1.91%	1.51% - 2.30%	20.66%

	2018
	Interest rate 31 December 2018 1	Possible interest rate 2	Volatility of rates in %
Brazilian real	6.44%	6.12% - 6.76%	5.00%
Canadian dollar	2.29%	2.15% - 2.42%	5.91%
Euro	—	—	2.45%
US dollar	2.78%	2.61% - 2.94%	5.97%

Summary of Interest Expense Recognized on Unhedged and Hedged Financial Liabilities
Interest expense recognized on unhedged and hedged financial liabilities are as follows
:

Million US dollar	2019	2018 restated	2017 restated
Financial liabilities measured at amortized cost – not hedged	(4 264)	(4 053)	(4 375)
Fair value hedges	(46)	(76)	(11)
Cash flow hedges	15	21	1
Net investment hedges - hedging instruments (interest component)	2	35	77
Economic hedges	129	100	(7)

	(4 164)	(3 973)	(4 314)

Schedule of Commodity Derivatives Outstanding	The most significant commodity exposures as at 31 December 2019 are included in the table below (expressed in outstanding notional amounts):

Million US dollar	2019	2018
Aluminum swaps	1 449	1 670
Exchange traded sugar futures	54	62
Natural gas and energy derivatives	256	313
Corn swaps	195	196
Exchange traded wheat futures	20	424
Rice swaps	328	194
Plastic derivatives	59	84

	2 360	2 943

1	Applicable 3-month InterBank Offered Rates as of 31 December 2019 and as of 31 December 2018.
2
Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2019 and at December 2018. For the Brazilian real floating rate debt, the estimated market interest rate is composed of the InterBank Deposit Certificate (‘CDI’) and the Long-Term Interest Rate (‘TJLP’). With regard to other market interest rates, the company’s analysis is based on the 3-month InterBank Offered Rates applicable for the currencies concerned (e.g. EURIBOR 3M, LIBOR 3M)
.

Summary of Estimated Impact on Changes in the Price of Commodities
The tables below show the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures at 31 December 2019 and 2018, would have on the equity reserves.

	2019
	Volatility of prices in % 1	Pre-tax impact on equity
Million US dollar		Prices increase	Prices decrease
Aluminum	21.78%	312	(312)
Sugar	29.73%	16	(16)
Wheat	30.30%	6	(6)
Energy	25.86%	66	(66)
Rice	22.64%	47	(47)
Corn	21.74%	42	(42)
Plastic	24.03%	14	(14)

	2018
	Volatility of prices in % 2	Pre-tax impact on equity
Million US dollar		Prices increase	Prices decrease
Aluminum	22.16%	370	(370)
Sugar	29.60%	18	(18)
Wheat	29.31%	124	(124)
Energy	23.83%	74	(74)
Rice	22.08%	43	(43)
Corn	23.85%	47	(47)
Plastic	20.54%	17	(17)

Summary of Carrying Amount of Financial Assets	The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	2019			2018
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount
Investment in unquoted companies	92	(7)	85	91	(7)	84
Investment in debt securities	117	—	117	111	—	111
Trade receivables	4 219	(173)	4 046	4 400	(160)	4 240
Cash deposits for guarantees	219	—	219	197	—	197
Loans to customers	177	—	177	188	—	188
Other receivables	1 666	(103)	1 563	2 359	(106)	2 253
Derivatives	362	—	362	307	—	307
Cash and cash equivalents	7 238	—	7 238	7 074	—	7 074

	14 090	(283)	13 807	14 727	(273)	14 454

Summary of Allowance for Impairment
The allowance for impairment recognized during the period per classes of financial assets was as follows:

	2019
Million US dollar	Trade receivables	Loans to customers	FVOCI	Other receivables	Total
Balance at 1 January	(160)	—	(7)	(106)	(273)
Impairment losses	(51)	—	—	(30)	(81)
Derecognition	26	—	—	31	57
Currency translation and other	12	—	—	2	14

Balance at 31 December	(173)	—	(7)	(103)	(283)

	2018
Million US dollar	Trade receivables	Loans to customers	FVOCI	Other receivables	Total
Balance at 1 January	(194)	—	(7)	(117)	(318)
Impairment losses	(40)	—	—	(3)	(43)
Derecognition	29	—	—	6	35
Currency translation and other	44	—	—	9	53

Balance at 31 December	(160)	—	(7)	(106)	(273)

	2017
Million US dollar	Trade receivables	Loans to customers	FVOCI	Other receivables	Total
Balance at 1 January	(202)	—	(7)	(109)	(318)
Impairment losses	(55)	—	—	(4)	(59)
Derecognition	53	—	—	1	54
Currency translation and other	10	—	—	(5)	5

Balance at 31 December	(194)	—	(7)	(117)	(318)

Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities
The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities
:

	31 December 2019
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(861)	(890)	(795)	(18)	(18)	(22)	(37)
Commercial papers	(1 599)	(1 599)	(1 599)	—	—	—	—
Unsecured bank loans	(185)	(188)	(140)	(47)	(1)	—	—
Unsecured bond issues	(98 206)	(165 424)	(5 513)	(6 415)	(6 518)	(18 605)	(128 373)
Unsecured other loans	(98)	(131)	(27)	(17)	(9)	(5)	(73)
Lease liabilities	(2 025)	(2 338)	(404)	(350)	(243)	(285)	(1 056)
Bank overdraft	(68)	(68)	(68)	—	—	—	—
Trade and other payables	(24 806)	(25 152)	(22 861)	(1 227)	(472)	(165)	(427)

	(127 848)	(195 790)	(31 407)	(8 074)	(7 261)	(19 082)	(129 966)
Derivative financial liabilitie s
Interest rate derivatives	(102)	(103)	(7)	(1)	(1)	3	(97)
Foreign exchange derivatives	(600)	(600)	(600)	—	—	—	—
Cross currency interest rate swaps	(175)	(187)	75	(285)	6	75	(58)
Commodity derivatives	(97)	(97)	(97)	—	—	—	—
Equity derivatives	(3 177)	(3 177)	(3 177)	—	—	—

	(4 151)	(4 164)	(3 806)	(286)	5	78	(155)
Of which: related to cash flow hedges	(448)	(448)	(408)	5	3	5	(53)

	31 December 2018 restated
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilitie s
Secured bank loans	(479)	(496)	(383)	(39)	(15)	(27)	(32)
Commercial papers	(1 142)	(1 142)	(1 142)	—	—	—	—
Unsecured bank loans	(108)	(135)	(33)	(6)	(96)	—	—
Unsecured bond issues	(107 796)	(165 979)	(6 410)	(9 146)	(11 636)	(23 672)	(115 115)
Unsecured other loans	(71)	(110)	(19)	(22)	(12)	(12)	(45)
Lease liabilities	(1 985)	(2 591)	(508)	(391)	(325)	(467)	(900)
Bank overdraft	(114)	(114)	(114)	—	—	—	—
Trade and other payables	(24 345)	(24 722)	(22 557)	(260)	(1 060)	(333)	(512)

	(136 040)	(195 289)	(31 166)	(9 864)	(13 144)	(24 511)	(116 604)
Derivative financial liabilities
Interest rate derivatives	(112)	(142)	(125)	(19)	(13)	15	—
Foreign exchange derivatives	(589)	(589)	(589)	—	—	—	—
Cross currency interest rate swaps	(489)	(515)	(29)	72	71	(550)	(79)
Commodity derivatives	(273)	(273)	(273)	—	—	—	—
Equity derivatives	(4 877)	(4 877)	(4 877)	—	—	—	—

	(6 340)	(6 396)	(5 893)	53	58	(535)	(79)
Of which: related to cash flow hedges	(486)	(490)	(416)	2	1	2	(79)

Summary for Each Type of Derivative Fair Value Recognized as Assets and Lliabilities
The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet
:

	Assets		Liabilities		Net
Million US dollar	31 December 2019	31 December 2018	31 December 2019	31 December 2018	31 December 2019	31 December 2018
Foreign currency
Forward exchange contracts	112	191	(590)	(586)	(478)	(395)
Foreign currency futures	7	7	(9)	(3)	(2)	4
Interest rate
Interest rate swaps	18	9	(6)	(27)	12	(18)
Cross currency interest rate swaps	157	32	(175)	(489)	(18)	(457)
Other interest rate derivatives	—	20	(97)	(86)	(97)	(66)
Commodities
Aluminum swaps	15	23	(61)	(172)	(46)	(149)
Sugar futures	2	—	(2)	(8)	—	(8)
Wheat futures	14	13	(9)	(11)	5	2
Energy	8	4	(11)	(54)	(3)	(50)
Other commodity derivatives	13	8	(14)	(28)	(1)	(20)
Equity
Equity derivatives	17	—	(3 177)	(4 877)	(3 160)	(4 877)

	362	307	(4 151)	(6 340)	(3 789)	(6 033)
Of which:
Non-current	132	10	(352)	(805)	(220)	(795)
Current	230	297	(3 799)	(5 535)	(3 569)	(5 238)

Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized at the balance sheet. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, including derivatives financial instruments, have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value
:

Interest-bearing financial liabilities Million US dollar	2019 Carrying amount 1	2019 Fair value	2018 restated Carrying amount 1	2018 restated Fair value
Fixed rate
Australian dollar	(1 647)	(1 748)	(1 951)	(1 977)
Brazilian real	(544)	(542)	(525)	(525)
Canadian dollar	(2 055)	(2 046)	(1 942)	(1 855)
Euro	(25 346)	(30 365)	(28 217)	(27 551)
Pound sterling	(4 373)	(4 816)	(4 218)	(4 365)
US dollar	(62 205)	(74 035)	(68 820)	(66 123)
Other	(431)	(431)	(311)	(311)

	(96 601)	(113 983)	(105 984)	(102 707)

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date .

The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Analysis of Financial Instruments	The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 31 December 2019 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	2	9	—
Derivatives at fair value through profit and loss	—	119	—
Derivatives in a cash flow hedge relationship	17	153	—
Derivatives in a fair value hedge relationship	—	19	—
Derivatives in a net investment hedge relationship	—	54	—

	19	354
Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 639
Derivatives at fair value through profit and loss	—	3 441	—
Derivatives in a cash flow hedge relationship	21	586	—
Derivatives in a fair value hedge relationship	—	103	—

	21	4 130	1 639

Fair value hierarchy 31 December 2018 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	3	9	—
Derivatives at fair value through profit and loss	—	67	—
Derivatives in a cash flow hedge relationship	7	225	—
Derivatives in a fair value hedge relationship	—	33	—
Derivatives in a net investment hedge relationship	—	14	—

	10	348	—
Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 409
Derivatives at fair value through profit and loss	—	5 699	—
Derivatives in a cash flow hedge relationship	18	507	—
Derivatives in a fair value hedge relationship	—	125	—
Derivatives in a net investment hedge relationship	—	31	—

	18	6 362	1 409

Summary of Hedging Reserve and Hedging Instruments
The company’s hedging reserves disclosed in Note 23 relate to the following instruments
:

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves
As per 1 January 2019	480	(60)	76	494
Change in fair value of hedging instrument recognized in OCI	92	16	—	107
Reclassified to profit or loss / cost of inventory	(398)	162	32	(204)
Deferred tax	—	—	—	—

As per 31 December 2019	174	117	107	397

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves
As per 1 January 2018	559	(20)	47	586
Change in fair value of hedging instrument recognized in OCI	262	97	—	358
Reclassified to profit or loss / cost of inventory	(341)	(137)	26	(452)
Deferred tax	—	—	2	2

As per 31 December 2018	480	(60)	76	494

Summary of Offsetting Financial Assets and Liabilities
The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements
:

	31 December 2019
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	362	362	(352)	10
Derivative liabilities	(4 151)	(4 151)	352	(3 799)

	31 December 2018
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	307	307	(293)	13
Derivative liabilities	(6 340)	(6 340)	293	(6 046)

1	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules
2	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules